Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2013
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

18.Legal and Regulatory Matters

The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing material lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or estimable.

Regulatory Matters and Litigation

In February 2010, Chemed and Roto-Rooter were named as defendants in a lawsuit filed in the United States District Court for the Eastern District of New York,  Anthony Morangelli, et al., v. Chemed Corp. and Roto-Rooter Services Co.,  No. 10-CV-00876 (BMC).  The named plaintiffs, current and former technicians employed by Roto-Rooter who were paid on a commission basis, asserted against Chemed and Roto-Rooter claims for violation of the Fair Labor Standards Act (“FLSA”) and claims for violations of the labor laws of multiple states.  In June 2013 the parties reached an agreement to settle the case for $14.3 million plus applicable payroll taxes ($9.0 million after tax). As such, $14.8 million is recorded as other operating expense in the year ended December 31, 2013 Statement of Income and is included in accrued legal at December 31, 2013.

VITAS is party to a class action lawsuit filed in the Superior Court of California, Los Angeles County in September 2006 by Bernadette Santos, Keith Knoche and Joyce White, Bernadette Santos, et al. v. VITAS Healthcare Corporation of California, BC359356.  This case alleges failure to pay overtime and failure to provide meal and rest periods to a purported class of California admissions nurses, chaplains and sales representatives.  The case seeks payment of penalties, interest and Plaintiffs’ attorney fees.  In December 2009, the trial court denied Plaintiffs’ motion for class certification.  In July 2011, the Court of Appeals affirmed denial of class certification on the travel time, meal and rest period claims, and reversed the trial court’s denial on the off-the-clock and sales representation exemption claims.  Plaintiffs filed an appeal of this decision.  In September 2012, in response to an order of reconsideration, the Court of Appeals reiterated its previous rulings.  In March 2013, the Court granted summary judgment dismissing the sales representatives’ claims as they are exempt employees.  In October 2013 we reached agreement to settle the case for $10.3 million plus applicable payroll taxes ($6.5 million aftertax).  As such, $10.5 million is recorded as other operating expense in the year ended December 31, 2013 Statement of Income. This settlement was paid in 2013.

On January 12, 2012, a putative class action lawsuit was filed in the U.S. District Court for the Southern District of Ohio against the Company, Kevin McNamara, David Williams, and Timothy O’Toole, In re Chemed Corp. Securities Litigation, Civil Action No. 1:12-cv-28 (S.D. Ohio).  On June 18, 2012, an amended complaint was filed alleging violation of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 against all Defendants, and violation of Section 20(a) of the Securities Exchange Act of 1934 against Messrs. McNamara, Williams, and O’Toole.  The suit’s allegations concern the VITAS hospice segment of the Company’s business.  Plaintiffs seek, on behalf of a putative class of purchasers of Chemed Capital Stock, compensatory damages in an unspecified amount and attorneys’ fees and expenses, arising from Defendants’ alleged failure to disclose an alleged fraudulent scheme at VITAS to enroll ineligible hospice patients and to fraudulently obtain payments from the federal government.  Defendants filed motions to dismiss the amended complaint on August 17, 2012, which were pending when the parties reached an agreement to settle the action.  On June 7, 2013, following the filing of U.S. v. VITAS, discussed below, Plaintiffs filed a motion for leave to file a second amended complaint.  Defendants opposed this motion.  On September 16, 2013, Plaintiffs executed a Settlement Term Sheet with Defendants, reaching an agreement in principle to settle this case subject to Court approval.  On February 6, 2014, Plaintiffs, on behalf of a putative class of purchasers of Chemed Capital Stock between February 15, 2010 and May 2, 2013, inclusive, executed a stipulation of settlement with defendants, agreeing to settle this case in full and with prejudice, and to provide Defendants with full releases of all claims that are or could have been asserted by Plaintiffs in exchange for payment of $6.0 million by our insurer into a settlement fund for the benefit of the putative settlement class (“Settlement”).  The Settlement has been recorded as an accrual and offsetting prepaid in the accompanying Balance Sheet. This Settlement is subject to Court approval.  Defendants agreed to enter into this Settlement in order to eliminate the burden, expense and distraction of further litigation.

In June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Western District of Texas,  United States, et al. ex rel. Urick v. VITAS HME Solutions, Inc. et al., 5:08-cv-0663 (“Urick”).  The U.S. Attorney filed a notice in May 2012 stating that it had decided not to intervene in the case at that time but indicating that it continues to investigate the allegations.  In June 2012, the complaint was unsealed.  The complaint asserts violations of the federal False Claims Act and the Texas Medicaid Fraud Prevention Act based on allegations of a conspiracy to submit to Medicare and Medicaid false claims involving hospice services for ineligible patients, unnecessary medical supplies, failing to satisfy certain prerequisites for payment, and altering patient records, including backdating patient revocations.  The suit was brought by Barbara Urick, a registered nurse in VITAS’s San Antonio program, against VITAS, certain of its affiliates, and several former VITAS employees, including physicians Justo Cisneros and Antonio Cavasos and nurses Sally Schwenk, Diane Anest, and Edith Reed.  In September 2012 and July 2013, the plaintiff dismissed all claims against the individual defendants.  The complaint was served on the VITAS entities on April 12, 2013.

Also in June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Northern District of Illinois, United States, et al. ex rel. Spottiswood v. Chemed Corp., 1:07-cv-4566 (“Spottiswood”).  In April 2012, the complaint was unsealed.  The U.S. Attorney and Attorney General for the State of Illinois filed notices in April and May 2012, respectively, stating that they had decided not to intervene in the case at that time but indicating that they continue to investigate the allegations.  Plaintiff filed an amended complaint in November 2012.  The complaint asserts violations of the federal False Claims Act and the Illinois Whistleblower Reward and Protection Act based on allegations that VITAS fraudulently billed Medicare and Medicaid for providing unwarranted continuous care services.  The suit was brought by Laura Spottiswood, a former part-time pool registered nurse at VITAS, against Chemed, VITAS, and a VITAS affiliate.  The complaint was served on the defendants on April 12, 2013.  On May 29 and June 4, 2013, respectively, the Court granted the government’s motion to partially intervene in Spottiswood and in Urick on the allegations that VITAS submitted or caused to be submitted false or fraudulent claims for continuous care and routine home care on behalf of certain ineligible Medicare beneficiaries.  The Court also transferred them to the U.S. District Court for the Western District of Missouri under docket Nos. 4:13-cv-505 and 4:13-cv-563, respectively.

On May 2, 2013, the government filed a False Claims Act complaint against the Company and certain of its hospice-related subsidiaries in the U.S. District Court for the Western District of Missouri, United States v. VITAS Hospice Services, LLC, et al., No. 4:13-cv-00449-BCW (the “2013 Action”).  Prior to that date, the Company received various subpoenas from the U.S. Department of Justice and OIG that have been previously disclosed.  The 2013 Action alleges that, since at least 2002, VITAS, and since 2004, the Company, submitted or caused the submission of false claims to the Medicare program by (a) billing Medicare for continuous home care services when the patients were not eligible, the services were not provided, or the medical care was inappropriate, and (b) billing Medicare for patients who were not eligible for the Medicare hospice benefit because they did not have a life expectancy of six months or less if their illnesses ran their normal course.  This complaint seeks treble damages, statutory penalties, and the costs of the action, plus interest.  On August 1, 2013, the government filed its First Amended Complaint in the 2013 Action.  The First Amended Complaint changed and supplemented some of the allegations, but did not otherwise expand the causes of action or the nature of the relief sought against VITAS.  The defendants filed a motion to dismiss on September 24, 2013.

On May 6, 2013, the U.S. District Court for the Western District of Missouri, at the request of the government, unsealed a qui tam complaint against VITAS and VITAS Healthcare Corporation of California, United States ex rel. Charles Gonzales v. VITAS Healthcare Corporation, et al., CV 12-0761-R (“Gonzales”).  The case was transferred from the Central District of California to the Western District of Missouri under docket No. 4:13-cv-344.  The government partially intervened in Gonzales.  The Gonzales complaint alleges that VITAS’ Los Angeles program falsely certified and recertified patients as eligible for the Medicare Hospice Benefit.  It alleges violations of the False Claims Act and seeks treble damages, civil penalties, recovery of costs, attorneys’ fees and expenses, and pre- and post-judgment interest.

On September 25, 2013, the Court granted a joint motion by the government, the relators, and VITAS to consolidate the Spottiswood,  Urick, and  Gonzales complaints with the 2013 Action.  As a result, the First Amended Complaint will govern the consolidated claims brought by the United States and the relators for all purposes.  The relators and VITAS have stipulated that certain non-intervened claims will not be pursued by the relators.

VITAS has also received document subpoenas in related state matters.  In February 2010, VITAS received a civil investigative demand (“CID”) from the Texas Attorney General seeking documents from January 1, 2002 through the date of the CID, and interrogatory responses in connection with an investigation of possible fraudulent submission of Medicaid claims for non-qualifying patients and fraudulent shifting of costs from VITAS to the State of Texas and the United States.  The CID requested similar information sought by prior Department of Justice subpoenas, including policy and procedure manuals and information concerning Medicare and Medicaid billing, patient statistics and sales and marketing practices, together with information concerning record-keeping and retention practices, and medical records concerning 117 patients.  In September 2010, VITAS received a second CID from the Texas Attorney General seeking additional documents concerning business plans and results, revocation forms for certain patients, and electronic documents of 10 current and former employees.  In July 2012, VITAS received an investigative subpoena from the Florida Attorney General seeking documents previously produced in the course of prior government investigations as well as, for the period January 1, 2007 through the date of production, billing records and procedures; information concerning business results, plans, and strategies; documents concerning patient eligibility for hospice care; and certain information concerning employees and their compensation.

In November 2013, two shareholder derivative lawsuits were filed against the Company’s current and former directors, as well as certain of its officers both of which are covered by the Company’s commercial insurance.  On November 6, 2013, KBC Asset Management NV filed suit in the United States Distrct Court for the District of Delaware, KBC Asset Management NV, derivatively on behalf of Chemed Corp. v. McNamara, et al., No. 13 Civ. 1854 (LPS) (D. Del.).  It sued Kevin McNamara, Joel Gemunder, Patrick Grace, Thomas Hutton, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, Arthur Tucker, Jr., George Walsh III, Frank Wood, Timothy O’Toole, David Williams and Ernest Mrozek, together with the Company as nominal defendant.  Plaintiff alleges that since at least 2004, Chemed, through VITAS, has submitted or caused the submission of false claims to Medicare.  The suit alleges a claim for breach of fiduciary duty against the individual defendants, and seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.

On November 14, 2013, Mildred A. North filed suit in the United States District Court for the Southern District of Ohio, North, derivatively on behalf of Chemed Corp. v. Kevin McNamara, el al., No. 13 Civ. 833 (MDB) (S.D. Ohio).  She sued Kevin McNamara, David Williams, Timothy O’Toole, Joel Gemunder, Patrick Grace, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, George Walsh III, Frank Wood and Thomas Hutton, together with the Company as nominal defendant.  Plaintiff alleges that, between February 2010 and the present, the individual defendants breached their fiduciary duties as officers and directors of Chemed by, among other things, (a) allegedly causing VITAS to submit improper and ineligible claims to Medicare and Medicaid; and (b) allegedly misrepresenting the state of Chemed’s internal controls.  The suit alleges claims for breach of fiduciary duty, abuse of control and gross mismanagement against the individual defendants.  The complaint also alleges unjust enrichment and insider trading against Messrs. McNamara, Williams and O’Toole.  Plaintiff seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.

On December 20, 2013, Plaintiff in the North action filed a motion before the Judicial Panel on Multidistrict Litigation seeking centralized treatment of her action and the KBC action in the U.S. District Court for the Southern District of Ohio.  Defendants in both cases, as well as Plaintiff KBC, opposed that motion, consistent with Chemed’s By-law 8.07, which requires all derivative suits brought in Chemed’s name to proceed in federal or state court in Delaware.  The MDL Panel has yet to rule on that motion.  On January 29, 2014 Defendants filed motions to transfer North to Delaware under 28 U.S.C § 1404 and to stay the case until after resolution of that motion and the MDL motion.

The Company intends to defend vigorously against the allegations in each of the above lawsuits.  The Company had a net recovery for these OIG investigations, due to a one-time insurance reimbursement of $1.0 million for certain legal costs, for the year ended December 31, 2013. The net costs to comply with these investigations were $2.1 million, $1.2 million and $1.2 million for the years ending December 31, 2013, 2012 and 2011, respectively. Regardless of the outcome of any of the preceding matters, responding to the subpoenas and dealing with the various regulatory agencies and opposing parties can adversely affect us through defense costs, potential payments, diversion of management time, and related publicity.  Although the Company intends to defend them vigorously, there can be no assurance that those suits will not have a material adverse effect on the Company.